As filed with the U.S. Securities and Exchange Commission on December 21, 2020
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 197	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 198	☒
Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7385
(Registrant’s Telephone Numbers, Including Area Code)
Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Explanatory note: This Post-Effective Amendment No. 197 to the registration statement of Trust for Advised Portfolios (the "Trust") is being filed to respond to Staff comments with respect to the registration of the Ziegler FAMCO Hedged Equity Fund as a new series of the Trust and to make other permissible changes under Rule 485(b).

P R O S P E C T U S December 21, 2020
Ziegler FAMCO Hedged Equity Fund

Institutional Class	SHLDX
Investor Class*	SHLIX
The Ziegler FAMCO Hedged Equity Fund (the “Fund”) seeks growth of capital and income.
*As of the date of this Prospectus, Investor Class shares are not available for purchase.
Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.zieglercapfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Fund toll-free at 833-777-1533 or by sending an e-mail request to letters@zieglercap.com.
You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you can call the Fund toll-free at 833-777-1533 or send an e-mail request to letters@zieglercap.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Investment Objective
The Ziegler FAMCO Hedged Equity Fund (the “Fund”) seeks growth of capital and income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees(1)	0.78%	0.78%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1) (2)	0.95%	0.95%
Acquired Fund Fees & Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.75%	2.00%
Less: Fee Waiver and/or Expense Reimbursement(3)	-0.58%	-0.58%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%	1.42%
(1)Restated to reflect expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the USCA Premium Buy-Write Fund (the “Predecessor Fund”).
(2)Based on estimated amounts for the current fiscal year.
(3)Pursuant to a contractual fee waiver and reimbursement agreement, Ziegler Capital Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% of average daily net assets of the Institutional Class shares and 1.40% of the average daily net assets of the Investor Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least January 31, 2022 and may be terminated only by the Trust for Advised Portfolios (the “Trust”) Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Caps in place at the time such amounts were waived or paid and (2) the Fund’s Expense Caps at the time of recoupment.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class (with or without redemption at end of period)	$119	$495	$895	$2,014
Investor Class (with or without redemption at end of period)	$145	$571	$1,024	$2,281
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Predecessor Fund’s portfolio turnover rate was 90.13% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds (“ETFs”) that invest primarily in large-cap common stocks. The Fund defines large-cap as companies with market capitalizations in excess of $5 billion. The Fund sells (writes) call options on a majority of these stocks and ETFs, or a representative index, such as the S&P 500, in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives and other investments that have economic characteristics similar to equity securities.
The Fund may also purchase and sell exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or on ETFs that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put options).
In selecting investments, USCA Asset Management LLC (the “Sub-Adviser”) considers the following: (i) dividend payments, (ii) dividend increases, (iii) payout ratios, (iv) debt coverage ratios, (v) debt levels, (vi) earnings history, (vii) revenue growth, (viii) earnings growth, (ix) stock buybacks, (x) price-to-earnings (P/E) ratios, (xi) forward-looking P/E ratios, (xii) price-to-book value ratios, (xiii) price-to-sales ratios, (xiv) price-to-cash flow ratios, (xv) Altman Z scores (a bankruptcy predictor), (xvi) P/E-to-growth (PEG) ratios, and (xv) betas (a measure of relative volatility of a security compared to the market as a whole). Each criterion listed above provides insight into the Sub-Adviser’s assessment of security valuation and outlook. The Sub-Adviser may use ETFs as a substitute for groups of stocks.
To enhance the potential returns of the Fund, as well as to hedge (by writing calls) against losses should portfolio securities decline, the Sub-Adviser sells call options against the Fund’s portfolio of stocks and ETFs either individually or on a representative index such as the S&P 500 Index. This part of the Fund’s strategy is commonly referred to as a “covered call” strategy because the Fund owns the underlying security at the time it sells the option. The Sub-Sub-Adviser selects call and put options with various exercise prices and maturities, reflecting the Sub-Adviser’s views about the capital appreciation potential of each underlying stock and ETF or a representative index, as well as its view about the U.S. equity market as a whole.
The Sub-Adviser sells stocks and ETFs when it believes they no longer meet the criteria mentioned above and will contemporaneously repurchase related written call options. The Sub-Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns.
When the Sub-Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Sub-Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.
Principal Investment Risks
Investors in the Fund may lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. There are
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risks associated with the types of securities in which the Fund invests. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
These risks include:
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Options Risk. Purchasing and writing put and call options are specialized transactions wither higher risk than ordinary investments. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correlate as expected to changes in the value of the underlying securities. If the Fund is not able to sell or close an option in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs on the purchase or sale of the underlying securities. Transactions in options also involve the payment of premiums, which may adversely affect the Fund’s performance.
Written Call Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.
Written Index Put Options Risk. The purchaser (writer) of put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option.
ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. You will indirectly bear fees and expenses charged by the other mutual funds and ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETFs are subject to specific risks, depending on the nature of the ETF, including:
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Distressed Market Risk. If the market for securities in which an ETF will invest becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF. This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Trading Risk. ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If the Fund purchases shares at a time when
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the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.
Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Management Risk. The Fund is an actively managed portfolio. The Sub-Adviser’s practices and investment strategies may not work to produce the desired result if the portfolio managers’ judgment about the attractiveness or value of a particular security or about market movements is incorrect, or if there are imperfections, errors or limitations in the models and data used by the portfolio managers which could have an adverse effect on the value or performance of the Fund.
Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the U.S. securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Recent Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories across the world. As the extent of the impact on global markets from COVID-19 is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986 (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Performance
The following performance information indicates some of the risks of investing in the Fund. The Fund commenced operation on December 21, 2020 as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund, a former series of USCA Fund Trust. The Fund adopted the historical performance of the Predecessor Fund, which had the same investment objective and similar investment strategies as the Fund.
The bar chart shows the Predecessor Fund’s Institutional Class performance from year to year. The table illustrates how the Predecessor Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is posted on the Fund’s website www.zieglercapfunds.com or by calling the Fund toll-free at 833-777-1533.
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Calendar year ended December 31,
During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 5.82% for the quarter ended March 31, 2019, and the lowest quarterly return was -5.60% for the quarter ended December 31, 2018. For the calendar year-to-date period ended September 30, 2020, the Predecessor Fund’s total return was -4.54%.
Average Annual Total Returns
For the Periods Ended December 31, 2019

Institutional Class	1 Year	Since Inception November 29, 2016
Return Before Taxes	13.05%	5.42%
Return After Taxes on Distributions	12.78%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	3.96%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	31.49%	15.45%
CBOE BuyWrite Index
(reflects no deduction for fees, expenses, or taxes)	15.68%	7.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional; after-tax returns for Class A and Class C will vary to the extent they have different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management

Investment Adviser	Portfolio Manager	Years Managing the Fund
Ziegler Capital Management, LLC	Wiley Angell	Since December 2020
Sub-Adviser	Portfolio Manager	Years Managing the Fund
USCA Asset Management LLC	Davis Rushing	Since November 2016 Inception of the Predecessor Fund
	Kelly Rushing	Since November 2016 Inception of the Predecessor Fund

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
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Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to Ziegler FAMCO Hedged Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 833-777-1533, by wire transfer, or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

	Institutional Class		Investor Class
Regular Accounts
Minimum Initial Investment	$10,000	[1]	$1,000
Minimum Subsequent Investment	NA		$100
Individual Retirement Accounts
Minimum Initial Investment	$10,000		$1,000
Minimum Subsequent Investment	$100		$100
1 Waived for Retirement Plans, Employees of the Adviser and Sub-Adviser and Clients of Eligible Financial Intermediaries.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you invest though a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND
RELATED PRINCIPAL RISKS
Investment Objective
The Fund seeks growth of capital and income.
The investment objective of the Fund may be changed by the Board upon 60 days’ prior notice to shareholders.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds (“ETFs”) that invest primarily in large-cap common stocks. The Fund defines large-cap as companies with market capitalizations in excess of $5 billion. The Fund sells (writes) call options on a majority the notional value of these stocks and ETFs , or a representative index, such as the S&P 500, to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. The Sub-Adviser anticipates receiving income from dividend-paying stocks and ETFs and from option premium, although option premium is described as capital appreciation for tax and accounting purposes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives and other investments that have economic characteristics similar to equity securities. The Fund will provide shareholders at least 60 days prior notice of a change to this 80% investment policy. Derivatives will be valued on a mark-to-market basis, using the current market price of the derivative, or, for over-the-counter derivatives, their fair market value.
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The Fund may also purchase and sell exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or ETFs that replicate the S&P 500 Index (S&P 500 ETFs). A Put/Spread strategy is used to protect the value of an equity portfolio or profit from a decrease in the value of the equity portfolio. In a Put/Spread, the Fund purchases a put on a security, ETF, or representative index and sells a put on the same security, ETF or representative index. The purchased put benefits if the value of the underlying security, ETF or representative index decreases. The sold put generates income and limits the downside protection of the purchased put. The combination of the diversified portfolio of equity securities, the downside protection from index put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put options).
Stock Selection Methodology
When selecting investments, the Sub-Adviser uses a series of valuation filters and screens to identify stocks of companies that it believes present relative value at reasonable prices. In general, the Sub-Adviser identifies potential investment candidates by comparing various financial measures to those of a peer group of similarly situated issuers or the market as a whole. Generally, stock investments in the Fund’s portfolio at the time of initial purchase have one or more of the following above average relative-to-peer-group investment characteristics:
•dividend payments - many equities pay dividends and dividends provide insight into the financial security, earnings consistency and volatility of the company,
•dividend increases - dividend increases and the consistency with which companies increase their dividends provides insight into the companies’ ability to continue to grow earnings,
•payout ratios - a company with a high payout ratio is less attractive than a company with a low payout ratio; a company with a low payout ratio retains the ability to grow its dividend,
•debt coverage ratios - companies with large debt service relative to their earnings are less attractive than companies with earnings that far surpass their debt interest payments,
•debt levels - the less debt the better,
•earnings history - the sub-adviser views a company’s earnings history to help understand if a company is able to generate consistent earnings or if it is more cyclical in nature,
•revenue growth - some companies are able to consistently generate earnings through means other than growing revenue, which is the most attractive means to generate earnings growth,
•earnings growth - growth of earnings and revenue are necessary for a company to be a viable investment,
•stock buybacks - companies who buy back their shares are lowering the share count and increasing earnings for existing shareholders; the various ratios:
◦price-to-earnings (P/E) ratios,
◦forward-looking P/E ratios,
◦price-to-book value ratios,
◦price-to-sales ratios,
◦price-to-cash flow ratios,
◦Altman Z scores (a bankruptcy predictor),
•P/E-to-growth (PEG) ratios - the ratios are all used to asses valuation of securities (other than the Altman Z score which is used to measure a company’s odds of going bankrupt), and
•Betas - used to assess how volatile a security is relative to its benchmark. The portfolio is constructed in such a way that it seeks to closely follow the total returns of the S&P 500 Index, but companies that are judged unfavorably based on the evaluation criteria described above will tend to have lower weightings than their weighting in the S&P 500 Index or may not be owned at all. Companies favorable evaluations based on these criteria will tend to have higher weightings than their weighting in the S&P 500.

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ETF Selection Methodology
The Sub-Adviser uses ETFs as a substitute for groups of stocks. The Sub-Adviser selects ETFs that it believes are highly liquid and that have ample call option volume and liquidity. The Sub-Adviser selects only non-leveraged ETFs.
When the Sub-Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Sub-Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.
Covered Call and Put Methodology
To enhance the potential returns of the Fund, as well as to hedge against losses should portfolio securities decline, the Fund sells call options against its portfolio of stocks and ETFs either individually or on a representative index such as the S&P 500 Index. This part of the Fund’s strategy is commonly referred to as a “covered call” strategy because the Fund owns the underlying security at the time it sells the option. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price prior to or at the expiration of the contract, regardless of the market price of the underlying security during the option period. The Fund sells call options up to the number of shares of the long underlying stock or ETF positions. The premium paid to the Fund as writer is consideration for undertaking the obligations under the option contract. The Fund, as writer of a covered call option, forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premium and some protection against the loss of capital if the underlying security declines in price. When a call option is exercised, the Fund is required to deliver to the buyer the agreed number of shares of the underlying security. The Sub-Adviser selects call options with various exercise prices anywhere from slightly in-the-money (1%-2%) to considerably out-of-the money (20%-30%) with maturities of up to eight months. These exercise prices and maturities reflect the Sub-Adviser’s views about the capital appreciation potential of each underlying stock and ETF, as well its view on the U.S. stock market as a whole. The Sub-Adviser selects call options it believes will expire worthless or can be repurchased (bought back) later at a lower price.
The Sub-Adviser sells stocks and ETFs when it believes they no longer meet the criteria mentioned above and will contemporaneously repurchase related written call options. The Sub-Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns. The covered call strategy is used to provide income that, over time can lower volatility of the underlying equity portfolio with the risk being a limited upside while having unlimited downside. When the Fund sells a call, it receives a call premium (a payment) that is used to offset a portion of the cost of buying puts.A Put/Spread strategy is used to protect the value of an equity portfolio or profit from a decrease in the value of the equity portfolio.
When the Sub-Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Sub-Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.
Principal Investment Risks
Investors in the Fund may lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. There are risks associated with the types of securities in which the Fund invests. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. These risks include:
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
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Options Risk. Options are derivatives and may be subject to greater fluctuations in value than an investment in the underlying securities. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price. Purchasing and writing put and call options are specialized transactions wither higher risk than ordinary investments. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correlate as expected to changes in the value of the underlying securities. If the Fund is not able to sell or close an option in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs on the purchase or sale of the underlying securities. Transactions in options also involve the payment of premiums, which may adversely affect the Fund’s performance.
Written Call Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Call options involve risks different from the risks associated with investing directly in the underlying securities. These risks include risk of mispricing or improper valuation and the risk that changes in the value of the call option may not correlate perfectly with the underlying security. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.
Written Index Put Options Risk. The purchaser (writer) of put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot cover their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. While the risk of selling put options may be mitigated by the Fund’s purchase of put options at a lower strike price (thereby capping the maximum loss potential), there can be no assurance that options with the same strike price and maturity will be available to allow the Fund to close out (buy back) its written options. Accordingly, the potential losses from writing index put options can be substantial. Similarly, when the Fund purchases put options, there can be no assurance that options with the same strike price and maturity will be available to allow the Fund to close out (sell out of) its purchased options, which may prevent the Fund from locking in a gain on the purchased option by exiting the position.
ETF and Mutual Fund Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the other mutual funds and ETFs in addition to the Fund’s direct fees and expenses. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.
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Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Distressed Market Risk. If the market for securities in which an ETF invests becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF. This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Trading Risk. ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. Trading may be halted due to market conditions or for reasons that, in the view of the applicable listing exchange, make trading inadvisable. In addition, trading on the applicable listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules, which temporarily halt trading on an exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the exchange may halt trading when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. If the Fund purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.
Large Cap Company Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Management Risk. The Fund is an actively managed portfolio. The value of your investment is subject to the effectiveness of the Sub-Adviser’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. The Sub-Adviser’s practices and investment strategies may not work to produce the desired result if the portfolio managers’ judgment about the attractiveness or value of a particular security or about market movements is incorrect, or if there are imperfections, errors or limitations in the models and data used by the portfolio managers which could have an adverse effect on the value or performance of the Fund.
Market Risk. The Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Recent Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories across
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the world. The spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. As the extent of the impact on global markets from COVID-19 is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Code. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Code Section 1256 be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

DISCLOSURE OF PORTFOLIO HOLDINGS
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (the “SAI”) and on the Fund’s website at www.zieglercapfunds.com.
MANAGEMENT OF THE FUND
Investment Adviser
The Fund’s investment adviser, Ziegler Capital Management, LLC, headquarters are located at 70 West Madison Street, 24th Floor, Chicago, Illinois 60602-4109 and has additional offices in Milwaukee, Wisconsin and Saint Louis, Missouri. The Adviser is an SEC-registered investment advisory firm formed in 2005. As of September 30, 2020, the Adviser had assets under management or advisement of approximately $9.4 billion.
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The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.78% of the Fund’s average daily net assets. Pursuant to a contractual fee waiver and reimbursement agreement the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.17% of average daily net assets of the Institutional Class shares and 1.42% of average daily net assets of the Investor Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least January 31, 2022 and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Caps in place at the time such amounts were waived or paid and (2) the Fund’s Expense Caps at the time of recoupment.
A discussion regarding the basis of the Trust’s Board approval of the investment advisory agreement will be available in the Fund’s first annual or semi-annual report to shareholders.
Sub-Adviser
The Adviser has entered into a sub-advisory agreement with USCA Asset Management LLC, located at 4444 Westheimer Road, Suite G500, Houston, Texas 77027, and the Adviser compensates the Sub-Adviser out of the advisory fees it receives from the Fund. The Sub-Adviser is an SEC-registered investment advisory firm and a wholly-owned subsidiary of U.S. Capital Advisers, which was founded in 2003. As of September 30, 2020, U.S. Capital Advisers had assets under management of approximately $88 million.
The Sub-Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Adviser is responsible, subject to the oversight of the Adviser and the Board, for the purchase, retention and sale of securities in the Fund’s investment portfolio.
A discussion regarding the basis for the Board’s approval of the Sub-Adviser’s investment sub-advisory agreement will be available in the Fund’s first annual or semi-annual report to shareholders.
Portfolio Managers
The Fund is managed by Wiley Angell, Davis Rushing, and Kelly Rushing. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership in the Fund.
Wiley Angell is the Chief Investment Officer and Senior Portfolio Manager for the FAMCO Group at the Adviser. Prior to joining the firm in 2015, Mr. Angell was Chief Executive Officer and Chief Investment Officer – Equities and Fixed Income for Fiduciary Asset Management (“FAMCO”) since the firm’s inception in 1994. Prior to that, Mr. Angell served as Portfolio Manager for General Dynamics. He was also Treasurer of Franklin Savings Association where he managed a multi-billion dollar mortgage portfolio and was responsible for the firm’s hedging strategies and balance sheet risk control. He has managed institutional portfolios for over 25 years, specializing in equity, covered call, fixed income and liability driven investing. Mr. Angell received his B.A. in Business and Economics from Ottawa University and has served on boards of university endowments and charitable organizations.
Davis Rushing has been a registered representative of the Sub-Adviser since 2016 and has served as a Managing Director since 2015. As of September 30, 2020, Mr. Rushing (along with Kelly Rushing) manages approximately $76 million for clients in separate accounts that have a substantially similar investment strategy as the Fund. Prior to joining the Sub-Adviser, Mr. Rushing worked in financial services for nine years, most recently as a Vice President – Wealth Management and Portfolio Manager at UBS, from 2011 to 2015, where he employed a strategy similar to that of the Fund.
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Kelly Rushing has been a registered representative of the Sub-Adviser since 2016 and has served as a Managing Director since 2015. As of September 30, 2020, Mr. Rushing (along with Davis Rushing) manages approximately $76 million for clients in separate accounts that have a substantially similar investment strategy as the Fund. Prior to joining the Sub-Adviser, from 2006 to 2015, Mr. Rushing served as a portfolio manager in UBS’ “Portfolio Management Program,” where he employed a strategy similar to that of the Fund. Mr. Rushing’s experience with the strategy dates back to his days at the University of Texas where he authored a paper on the subject as part of his graduate work and began managing his first account (his own) utilizing the strategy in 1999.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Fund are sold at NAV per share, plus any applicable sales charge per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
When reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security or other asset is valued at its fair value as determined under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. Fair value determinations are made in good faith in accordance with the procedures adopted by the Board. The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities
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whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.
If the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
How to Buy Shares

	Institutional Class		Investor Class
Regular Accounts
Minimum Initial Investment	$10,000	[1]	$1,000
Minimum Subsequent Investment	NA		$100
Individual Retirement Accounts
Minimum Initial Investment	$10,000		$1,000
Minimum Subsequent Investment	$100		$100
1 Waived for Retirement Plans, Employees of the Adviser and Sub-Adviser and Clients of Eligible Financial Intermediaries.
The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•current employees of U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (the “Transfer Agent”), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;
•existing clients of the Adviser, their employees and immediate family members of such employees;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with Quasar Distributors, LLC (“Quasar” or the “Distributor”), the Fund’s distributor; and
•qualified broker-dealers who have entered into an agreement with the Fund’s Distributor.
The Fund’s minimum initial investment requirements are automatically waived for Fund shares purchased by current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships).
You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network through an authorized bank or through one or more brokers authorized by the Fund to receive purchase orders. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 833-777-1533. The Fund reserves the right to reject any purchase order. For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund. Orders may also be rejected from persons believed by the Fund to be “market timers.” In such rare occasions that the Fund were to reject a purchase order, notification would likely occur no later than the next business day after receipt of the transaction.
All checks must be in U.S. dollars drawn on a domestic U.S. bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
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To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Fund.
All purchase requests must be received in “good order” which generally means that your purchase request includes the name of the Fund and share class; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the Fund.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 833-777-1533 if you need additional assistance when completing your account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.
Shares of the Fund have not been registered for sale outside of the United States. The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Fund reserves the right to refuse purchases from shareholders who must file a Form W-8.
Choosing a Class of Shares to Buy
Individual investors can generally invest in Investor Class shares. Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors – Eligible Investors” below for a description of the classes available to them. Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.
When choosing which class of shares to buy, you should consider:
•How much you plan to invest
•How long you expect to own the shares
•The expenses paid by each class detailed in the fee table and example at the front of this Prospectus
•Whether you qualify for any reduction or waiver of sales charges
•Availability of share classes
If you are eligible to purchase Institutional Class shares, you should be aware that Institutional Class shares are not subject to a Rule 12b-1 Distribution fee and generally have lower annual expenses than Investor Class shares.
Each class of shares is authorized to pay fees for recordkeeping services to Financial Intermediaries (as defined below). As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.
You may buy shares:
•Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor to sell shares of the Fund (each called a “Financial Intermediary”).
•Directly from the Fund
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Your Financial Intermediary may provide shareholder services that differ from the services provided by other Financial Intermediaries. Services provided by your Financial Intermediary may vary by class. You should ask your Financial Intermediary to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Financial Intermediary may receive different compensation depending on the share class in which you invest. Your Financial Intermediary may not offer all classes of shares. You should contact your Financial Intermediary for further information.
Advisory Fee Programs for Investor Class shares
Investor Class shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares do not require a minimum initial investment.
Institutional Class Shares
Institutional Class shares are not subject to any distribution and service fees.
Retirement and Institutional Investors — Eligible Investors
Retirement Plans
“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.
Retirement Plans with omnibus accounts held on the books of the Fund can generally invest in Investor Class and Institutional Class shares.
Investors who rollover Fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold and purchase shares of the Fund to the same extent as the applicable Retirement Plan.
Although Retirement Plans with omnibus accounts held on the books of the Fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The financial intermediary may impose certain additional requirements. Please contact your Service Agent for more information.
Other Retirement Plans
“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the Fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.
“Other Retirement Plans” do not include arrangements whereby an investor would rollover Fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”
Other Retirement Plan investors can generally invest in Investor Class and Institutional Class shares. Individual retirement vehicles may also choose between these share classes.
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Clients of Eligible Financial Intermediaries
“Clients of Eligible Financial Intermediaries” are investors who invest in the Fund through financial intermediaries that (1) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (2) have entered into an agreement with the Fund to offer Investor Class or Institutional Class shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.
Clients of Eligible Financial Intermediaries may generally invest Investor Class or Institutional Class shares. Investor Class shares of the Fund may convert to Institutional Class shares by participants in the Eligible Investment Programs.
Institutional Investors
“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.
Institutional Investors may invest in Institutional Class shares if they meet the $100,000 minimum initial investment requirement. Institutional Investors may also invest in Investor Class which have different investment minimums, fees and expenses.
Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Ziegler FAMCO Hedged Equity Fund to the Transfer Agent at the following address:

Regular Mail
Ziegler FAMCO Hedged Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Overnight Express Mail
Ziegler FAMCO Hedged Equity Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received on the Transfer Agent’s premises.
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Purchasing Shares by Telephone
If you accepted telephone options on your account application or by subsequent arrangement in writing with the Fund and your account has been open for at least seven business days, you may purchase additional shares by calling the Fund toll-free at 833-777-1533. You may not make your initial purchase of the Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).
Purchasing Shares by Wire
If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, contact the Transfer Agent. You may then instruct your bank to send the wire. Prior to sending the wire, please call the Fund at 833‑777‑1533 to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: Ziegler FAMCO Hedged Equity Fund
Shareholder Registration
Shareholder Account Number
If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 833-777-1533. Your bank may charge you a fee for sending a wire payment to the Fund.
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Investor Class shares at regular intervals through the Automatic Investment Plan (“AIP”). AIP is not available for Institutional Class shares. The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 833-777-1533 if you have questions about the Plan. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.
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Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 833-777-1533 for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholdings. For more information, call the number listed above. Direct shareholder accounts may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by other institutions may vary.
Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, the “Broker”) that have made arrangements with the Fund to sell its shares. When you place your order with a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
How to Sell Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.
In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. You should send your redemption request to:

Regular Mail	Overnight Express Mail
Ziegler FAMCO Hedged Equity Fund	Ziegler FAMCO Hedged Equity Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received on the Transfer Agent’s premises.
By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $50,000 by calling the Transfer Agent at 833-777-1533 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern Time. The Fund typically expects to send the redemption proceeds on the next business day (a
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day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close. Redemption proceeds will be sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to your designated bank account. A wire fee of $15 will be deducted from your redemption proceeds for complete redemptions and any redemption to redeem a specific number of shares. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 833‑777-1533 for instructions.
Shares held in IRA or other retirement accounts may be redeemed by telephone at 833-777-1533. Investors will be asked whether or not to withhold taxes from any distribution.
You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Payment of Redemption Proceeds
The Fund typically expects to send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. While not expected, payment of redemption proceeds may take up to seven days. If you did not purchase your shares with a wire payment, before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.
The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include paying redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except during unusual market conditions. The redemption in-kind would be a pro-rata distribution of portfolio assets. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules. If the Fund held illiquid securities, such distribution may contain a pro-rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.
Systematic Withdrawal Plan (“SWP”)
You may be permitted to schedule pre-determined redemptions of a portion of your Investor Class shares. SWP is not available for Institutional Class shares. To qualify, you must own shares with a value of at least $100,000 and each automatic redemption must be at least $500. Redemptions may be made monthly, quarterly or annually. If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.
The SWP may be terminated or modified by you or the Fund at any time without charge or penalty. Termination and modification of your SWP should be provided to the Transfer Agent five calendar days prior to the next withdrawal. A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or
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loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.
Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.
A signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:
•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and
•For all redemptions in excess of $50,000 from any shareholder account, including IRAs.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 calendar days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.
DIVIDENDS AND DISTRIBUTIONS
The Fund will generally make distributions of dividends from any net investment income annually and capital gains annually. The Fund may make an additional payment of dividends or distributions of capital gains if it deems it necessary for federal income tax purposes or otherwise desirable at any other time of the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days prior to the payment date for the distribution.
TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures to prevent frequent transactions in the Fund. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. Shareholders in the Fund will be restricted to no more than four “round trips” during any 12 month period. A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the same Fund. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading practices and using fair value pricing.
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Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.
Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the Investment Company Act of 1940, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
The Fund employs fair value pricing selectively, as discussed above under Pricing of Fund Shares, to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.
TAX CONSEQUENCES
Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.
The Fund will generally make distributions of dividends from any net investment income annually and capital gains annually. Dividends of net investment income and distributions from the Fund’s net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income. Distributions from the Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Fund. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.
Distributions that the Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates of up to 20% if requirements, including holding period requirements, are satisfied. In general, the Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of the dividends received from the Fund (but none of its capital gain distributions) may qualify for the dividends-received deduction for corporations. Shareholders should be aware that the Fund’s hedging investment strategy, including the use of options, may prevent the Fund’s income from being eligible for treatment as qualified dividend income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.
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A Medicare contribution tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption of Fund shares.
Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and should be avoided by taxable investors.
Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.
The Fund will send you a report annually summarizing the amount and tax aspects of your distributions. The Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. The Fund will also be required to report tax basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of the Fund in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund calculates the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Fund’s default method for calculating basis is first-in, first-out (“FIFO”). A shareholder may elect, on an account-by-account basis, to use a method other than FIFO by following procedures established by the Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Fund’s default method, the new election will generally apply as if the FIFO method had never been in effect for such account. Shareholders should consult their tax advisers concerning the tax consequences of applying the Fund’s default method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
By law, the Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you (1) have provided the Fund either an incorrect tax identification number or no number at all, (2) are subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) have failed to certify to the Fund that you are not subject to backup withholding, or (4) have not certified to the Fund that you are a U.S. person (including a U.S. resident alien). The backup withholding rate is 24% for taxable years beginning after December 31, 2017 and before January 1, 2026. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.
Each sale, exchange or redemption of shares of the Fund may be a taxable event. A sale, exchange or redemption may result in a capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares 12 months or less, long term if you held the shares for longer. An exchange of shares of one class directly for shares of another class of the same Fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange. The Code limits the deductibility of capital losses in certain circumstances.
Foreign tax credits, if any, received by the Fund as a result of an investment in another regulated investment company (including an ETF which is taxable as a regulated investment company) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50%
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of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other regulated investment companies.
Additional information concerning taxation of the Fund and its shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Fund in making its investment decisions. If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your own tax adviser concerning federal, state and local tax considerations of an investment in the Fund.
SHARE CLASS INFORMATION AND DISTRIBUTION ARRANGEMENTS
Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:
•Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee.
•Institutional Class shares are not charged a Rule 12b-1 distribution and service fee. The Institutional Class shares have a higher minimum initial investment than Investor Class shares.
Rule 12b‑1 Plan
The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares that allows the Fund to pay fees for the sale, distribution and servicing of the Investor Class shares. The plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares average daily net assets. Because these fees are paid out over the life of the Fund’s Investor Class shares, over time, these fees (to the extent they are accrued and paid) will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
Additional Payments to Dealers
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Distributor
Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC is located at 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Fund. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Shares of the Fund are offered on a continuous basis.
Service Fees – Other Payments to Third Parties
In addition to Rule 12b-1 fees, the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide cash payments or non-cash compensation to financial intermediaries who sell shares of the Fund. Such payments and compensation would be in addition to Rule 12b‑1 and service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
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ADDITIONAL INFORMATION
Inactive Accounts
The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Fund Mailings
Statements and reports that the Fund sends to you include the following:
•Confirmation statements (after every transaction that affects your account balance or your account registration);
•Annual and semi-annual shareholder reports (every six months); and
•Quarterly account statements.
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.
Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-777-1533 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
General Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason. Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);
•Redeem all shares in your account if your balance falls below $500 due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;
•Delay paying redemption proceeds for more than seven calendar days after receiving a request under the circumstances described below; and
•Reject any purchase or redemption request that does not contain all required documentation and is not in good order.
Before redeeming recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Furthermore, there are certain times when you may be unable
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to redeem the Fund’s shares or receive proceeds. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days for:
1.any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;
2.any period during which an emergency exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
3.such other periods as the SEC may permit for the protection of the Fund’s shareholders.
If you accepted telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
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FINANCIAL HIGHLIGHTS
The financial highlights table below is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On December 21, 2020, pursuant to a reorganization, the Fund acquired all assets and assumed all liabilities of the Predecessor Fund. Upon completion of the reorganization, the Fund’s shares assumed the performance, financial, and other historical information of those of the Predecessor Fund.
The information in the following tables has been derived from the Predecessor Fund’s financial statements which have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s Annual Report which is available upon request.

	Institutional Class
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	Period from November 29, 2016(1) to September 30, 2017
Per Share Operating Performance (2)
Beginning net asset value	$10.16	$10.58	$10.47	$10.00

Gain From Investment Operations:
Net investment income (3)	0.10	0.15	0.13	0.11
Net gain (loss) from investments	(0.17)	0.07	0.35	0.42

Total from Investment Operations	(0.07)	0.22	0.48	0.53

Dividends Paid to Shareholders
Distributions from net investment income	(0.10)	(0.20)	(0.13)	(0.06)
Distributions from net realized gains	—	(0.11)	(0.25)	—
Distributions from return of capital	(0.28)	(0.33)	—	—

Total Distributions	(0.38)	(0.64)	(0.37)	(0.06)

Ending Net Asset Value	$9.71	$10.16	$10.58	$10.47

Total Return	(0.54)%	2.43%	4.74%	5.30%	(4)

Supplemental Data and Ratios
Net assets, end of period	$24,089,780	$25,916,520	$21,810,173	$14,484,849
Ratio of expenses to average net assets before waiver	1.73%	1.63%	2.02%	2.91%	(5)
Ratio of expenses to average net assets after waiver	1.15%	1.15%	1.15%	1.15%	(5)
Ratio of net investment income to average net assets before waiver	0.54%	1.05%	0.43%	(0.46)%	(5)
Ratio of net investment income to average net assets after waiver	1.13%	1.53%	1.30%	1.30%	(5)
Portfolio turnover rate	90.13%	96.14%	73.78%	80.96%	(4)
(1) Commencement of operations.
(2) Information presented in table relates to a share of beneficial interest outstanding through each period presented.
(3) Calculated using average shares outstanding method.
(4) Not annualized.
(5) Annualized.
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PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
Ziegler Capital Management, LLC
70 West Madison Street, 24th Floor
Chicago, Illinois 60602-4109
Sub-Adviser
USCA Asset Management LLC
4444 Westheimer Road, Suite G500
Houston, Texas 77027
Distributor
Quasar Distributors, LLC
111 E. Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

Ziegler FAMCO Hedged Equity Fund
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”), when available, will provide the most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.
The SAI and the Shareholder Reports will be available free of charge on the Fund’s website at www.zieglercapfunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund at 833-777-1533 or by writing to:
Ziegler FAMCO Hedged Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Reports and other information about the Fund are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑21422.)

STATEMENT OF ADDITIONAL INFORMATION
December 21, 2020
Ziegler FAMCO Hedged Equity Fund

Institutional Class	SHLDX

Investor Class*	SHLIX
*As of the date of this Statement of Information, Investor Class shares are not available for purchase.

A series of
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Toll Free: 833-777-1533
This Statement of Additional Information (the “SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated December 21, 2020, as may be revised, for Ziegler FAMCO Hedged Equity Fund (the “Fund” or the “Acquiring Fund”), a series of Trust for Advised Portfolios (the “Trust”). Ziegler Capital Management, LLC (the “Adviser”) is the Fund’s investment adviser. USCA Asset Management LLC (the “Sub-Adviser”) is the Fund’s investment sub-adviser. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.zieglercapfunds.com. The Fund is the successor in interest to the USCA Premium Buy-Write Fund (the “Predecessor Fund”). The Predecessor Fund’s Annual Report to shareholders for the fiscal year ended September 30, 2020, is incorporated by reference herein. A copy of the Predecessor Fund’s Annual Report can be obtained by contacting the Fund at the address or telephone number specified below.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated December 21, 2020, if given or made, such information or representations may not be relied upon as having been authorized by Ziegler FAMCO Hedged Equity Fund.
This SAI does not constitute an offer to sell securities.

THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on August 28, 2003, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Between August 28, 2003 and May 31, 2005 the Trust was named “Lotsoff Capital Management Equity Trust.” Between June 1, 2005 and November 30, 2011 the Trust was named “Lotsoff Capital Management Investment Trust.” Between December 1, 2011 and January 30, 2013 the Trust was named Ziegler Lotsoff Capital Management Investment Trust.” Between January 31, 2013 and January 29, 2014 the Trust was named “Ziegler Capital Management Investment Trust.”
The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, of no par value per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Ziegler FAMCO Hedged Equity Fund. The Fund is the successor in interest to the USCA Premium Buy-Write Fund (the “Predecessor Fund”), a fund having an identical investment objective and substantially similar principal investment strategies. The Predecessor Fund was a series of another registered investment company, USCA Fund Trust, and shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, and effective as of the close of business on December 18, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Fund. The Fund succeeded the performance, financial, and other historical information of the Predecessor Fund. Any historical information provided for the Fund that relates to the periods prior to the close of business on December 18, 2020 is that of the Predecessor Fund.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
INVESTMENT POLICIES AND PERMITTED INVESTMENTS
The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies, permitted investments, and related risks of the Fund.
Diversification
The Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid investments, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Temporary Defensive Investments
The Fund may hold a higher than average position in cash or cash equivalents (including by the use of a money market fund or an exchange traded fund (“ETF”) for cash equitization) for temporary defensive purposes due to economic or market conditions which could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective.
Derivatives
Generally, derivatives can be characterized as financial instruments whose value is derived, at least in part, from the value of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, and forward contracts. Derivative instruments may be used for a variety of reasons, including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker, or more specifically focused way for the Fund to invest than “traditional” securities would.
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.
Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser or Sub-Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
Because some of the derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the Securities Exchange Commission requires registered funds to “cover” or segregate liquid assets equal to the potential exposure created by the derivatives. When the Fund purchases or sells a derivative contract, the Fund is required to cover their position in order to limit leveraging and related risks. To cover their positions, the Fund may segregate (and marked-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position in a manner consistent with the Investment Company Act of 1940 (the “1940 Act”) or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the funds arising from such investment activities.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund by investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The Fund may also utilize certain financial instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser or Sub-Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The Fund may invest in derivative instruments including swap contracts. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer. The Fund may invest in credit linked notes. Credit linked notes are securities structured and issued by an issuer, which may be a bank, banker or special purpose vehicle. The Fund can use credit linked notes to gain or reduce exposure to an asset class or a particular issuer.
Other types of obligations and securities may include unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations.
Securities Options
The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.
The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have suffered a loss on the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was originally sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Certain Risks Regarding Options
There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions
Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Options on Futures Contracts
The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Dealer Options
The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.
Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.
The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.
Spread Transactions
The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.
Trading in Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.
Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on margin deposits.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.
Swap Transactions
The Fund may enter into swap agreements with respect to securities, indexes of securities and other assets or other measures of risk or return. Swap agreements are typically two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to many years. In a standard “swap” transaction, two parties agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, or indices. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount”. Whether the Fund’s use of swap agreements will be successful will depend on the Adviser’s ability to select appropriate transactions for the Fund. Swap transactions may be highly illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty. Many swap markets are relatively new and still developing. It is possible that developments in the swap markets, including potential government regulation, could adversely affect the Fund’s ability to terminate swap transactions or to realize amounts to be received under such transactions. Swaps and certain other custom instruments are subject to the risk of non-performance by the swap counterparty, including risks relating to the creditworthiness of the swap counterparty.
Total return swaps are another form of swap transaction that the Fund may utilize in its investment program. A total return swap allows the total return receiver to receive the change in market value of an asset (whether a security, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest-rate on a predetermined amount. The total return payer is synthetically short and the total return receiver is synthetically long. Thus, total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition, to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap agreement.
Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
The Fund may invest in so-called “synthetic convertible securities,” which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. The synthetic convertible security differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertible component. For this reason, the values of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.
Repurchase Agreements
The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser or Sub-Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.
Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.
When-Issued, Forward Commitments and Delayed Settlements
The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser or Sub-Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.
Illiquid and Restricted Securities
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933 (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.
Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Trust’s Board, the Adviser or Sub-Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser or Sub-Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser or Sub-Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser or Sub-Adviser determines that it is of equivalent quality.
Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser or Sub-Adviser to determine if the security is no longer liquid as a result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.
Lending Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.
Short Sales
The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.
When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Equity Securities
In connection with its purchase or holding of interests in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities, in the event an in court or out of court restructuring, the Fund may acquire (and subsequently sell) equity securities or exercise warrants that it receives.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Preferred Stock
Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.
Real Estate Investment Trusts
The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.
Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free, pass-through treatment of their income under the Internal Revenue Code of 1986 (the “Code”) or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Warrants
Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
Depositary Receipts
Sponsored and unsponsored American Depositary Receipts (“ADRs”) are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.
Fixed Income Securities
The Fund may invest a portion of its capital in bonds or other fixed income securities, including, without limitation, bonds, notes and debentures issued by corporations, debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, commercial paper, and “higher yielding” (and, therefore, higher risk) debt securities of the former categories. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Certificates of Deposit and Bankers’ Acceptances
Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Commercial Paper
Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.
Information on Time Deposits and Variable Rate Notes
Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.
The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.
Insured Bank Obligations
The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankruptcies and Other Reorganizations
Certain of the issuers of securities may be involved in bankruptcy or other reorganization proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. Accordingly, a bankruptcy court may approve actions that are contrary to the interests of the Fund. Such investments can result in a total loss of principal.
Foreign Securities
The Fund may invest in securities of non-U.S. issuers. The Fund’s investments in securities and instruments in foreign markets involve substantial risks not typically associated with investments in U.S. securities. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and thereby impact the Fund’s total return on such assets. The Fund may utilize options and forward contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.
Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such securities.
Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher in foreign markets than in the U.S. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Fund’s trades affected in such markets. The brokers (including those acting as sub-custodians) and custodian banks are subject to various laws and regulations in the relevant jurisdictions that are designed to protect their customers in the event of their insolvency.
To the extent the Fund invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets.
Emerging Markets Securities
Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small;

differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Recent Market Events
Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.
Cyber Security Risk
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser or Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.
INVESTMENT RESTRICTIONS
Fundamental Investment Policies
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.
The Fund’s fundamental policies are as follows:
(1) The Fund is a “diversified company” as defined by the 1940 Act.
(2) The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(3) The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

(4) The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(5) The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(6) The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(7) The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(8) The Fund may not invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in other investment companies or securities of the U.S. Government, its agencies or instrumentalities. The Fund will consider the portfolio of underlying investment companies when determining compliance with its concentration policy.)
Additional Information about Fundamental Investment Policies
The following provides additional information about the Fund’s fundamental investment policies. This information does not form part of the Fund’s fundamental investment policies.
With respect to the fundamental policy relating to diversification set forth in (1) above, under the 1940 Act a diversified fund to may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund can invest more than 5% of its assets in one issuer.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. The policy in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act or applicable SEC or SEC Staff positions. Reverse repurchase agreements may be considered to be a type of borrowing. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Certain investment practices and investments may not be considered “borrowings,” however, they may still be considered senior securities unless they are covered in accordance with applicable SEC or SEC Staff guidance.
With respect to the fundamental policy relating to underwriting set forth in (3) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (3) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (4) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Adviser or Sub-Adviser believes the income justifies the attendant risks. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.
With respect to the fundamental policy relating to issuing senior securities set forth in (5) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by a fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that a fund segregates cash or liquid securities in an amount necessary to pay the obligation or the fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The policy in (5) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to the fundamental policy relating to real estate set forth in (6) above, the 1940 Act does not prohibit a fund from owning real estate. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. The policy in (6) above will be interpreted not to prevent the Fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to the fundamental policy relating to commodities set forth in (7) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (7) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

With respect to the fundamental policy relating to concentration set forth in (8) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in (8) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries. When identifying industries for purposes of its concentration policy, the Fund may rely upon available industry classifications. When determining compliance with its concentration policy, the Fund will consider the investments of underlying investment companies to the extent the Fund has sufficient information about the holdings of such underlying investment companies.
The Fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
Non-Fundamental Investment Policy
The Fund observes the following policy, which is not deemed fundamental and may be changed without shareholder approval. The Fund may not make any change to its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives and other investments that have economic characteristics similar to equity securities without first providing its shareholders with at least 60 days’ prior notice.
PORTFOLIO TURNOVER
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser or Sub-Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions. High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates.
Following are the portfolio turnover rates for the fiscal periods indicated below for the Predecessor Fund:

Fiscal year ended September 30, 2020	Fiscal year ended September 30, 2019
90.13%	96.14%
PORTFOLIO HOLDINGS POLICY
The Fund maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report as an exhibit to its reports on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, non-public information about the Fund’s portfolio holdings generally is not distributed to any person, unless by explicit agreement or by virtue of their respective duties to the Fund, such persons are subject to a duty to maintain the confidentiality of the information disclosed and have a duty not to trade on non-public information. Examples of disclosure by the Trust include instances in which:
▪The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
▪The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions;
▪The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, and the Trust’s Board, attorneys, auditors or independent registered public accounting firm;
▪The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
▪The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.
Certain of the persons listed above may receive information about the Fund’s portfolio holdings on an ongoing basis without lag as part of the normal investment activities of the Fund. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: U.S. Bank Global Fund Services; the Trust’s Board; the Trust’s legal counsel, and auditors and independent registered public accounting firm, all of which typically receive such information after it is generated. In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s holdings.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy on Disclosure of Portfolio Holdings.
The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders’ interest and those of the Adviser, Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202 (the “Distributor”), or any affiliated person of the Fund. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
MANAGEMENT
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, Administrator, Custodian and Transfer Agent, each as defined below. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, birth dates, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John C. Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 to present); Founder and Managing Partner of Bent Gate Advisors, LLC (2009 to 2012).	3	The Bancorp, Inc. (2013 to present); Javelin Mortgage Investments, Inc. (2012 to 2016).
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 to 2014).	3	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	3	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020).	3	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019).	3	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018; Chairman since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present).	3	None

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present).
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present).
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 to present); Associate, Legal & Compliance, PIMCO (2012 to 2018).
(1)Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.
(2)The term “Fund Complex” applies to the Ziegler FAMCO Hedged Equity Fund, Ziegler Senior Floating Rate Fund, and Ziegler Piermont Small Cap Equity Fund (offered in a separate Prospectus and SAI) (together the “ZCM Funds”). The ZCM Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.
(4)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(5)Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was, until March 31, 2020, an interested person of Quasar Distributors, LLC, the Trust’s distributor.
Additional Information Concerning Our Board of Trustees
Board Leadership Structure
The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.
The Trust does not have a lead Independent Trustee. The Chairman of the Board is an “interested person” of the Trust as defined by the 1940 Act. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Trust, the arrangements for the conduct of the Trust’s operations, the number of Trustees, and the responsibilities of the Board.
Board Oversight of Risk
Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Trust has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets periodically with the auditors of the Fund. The Board also meets quarterly with the Fund’s chief compliance officer.
Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.
Trust Committees. The Trust has three standing committees: the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), the Governance and Nominating Committee (the “Nominating Committee”), and the Valuation Committee.
The Audit Committee, comprised entirely of the Independent Trustees, is chaired by Mr. Chrystal. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records. In its role as the QLCC, its function is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.
The Nominating Committee, comprised entirely of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Board has delegated day-to-day valuation matters to a Valuation Committee that is comprised of the Trust’s President, Treasurer and Assistant Treasurers and is overseen by the Trustees. The function of the Valuation Committee is to review each Adviser’s valuation of securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by each Adviser, and the Valuation Committee gathers and reviews Fair Valuation Forms that are completed by an Adviser to support their determinations, and which are subsequently reviewed and ratified by the Board.
Board Oversight of Risk Management. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks. The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
John C. Chrystal’s experience as a partner of an investment management firm and his experience as a partner of a consulting firm advising financial institutions, have provided him with an extensive knowledge of the highly regulated financial services industry, which knowledge he brings to the Board in a relatable, effective way.
Albert J. DiUlio, S.J.’s financing background, combined with his work experience, have provided him with a strong understanding of financial statements and experience addressing the complex issues that confront entities. As a trustee, Mr. DiUlio uses his financial background and experiences to enhance Board discussions with useful information and insights.
Harry E. Resis’ background in fixed income securities analysis, with an emphasis on high yield securities, provides him with a practical knowledge of the underlying markets and strategies used by series in the Trust that will be useful to the Board in their analysis and oversight of the series.
Brian S. Ferrie’s experience in finance and compliance in the mutual fund industry gives him a strong understanding of the regulatory requirements of operating a mutual fund. He also understands the complex nature of the financial requirements, both from a regulatory and operational perspective, of managing a mutual fund. Mr. Ferrie’s background and experience provide a unique perspective to the Board.
Wan-Chong Kung’s experience managing fixed income mutual funds, with specific experience in commodities provides a diverse point-of-view for the Board. Ms. Kung also has unique experience in education as she advises student-managed bond and equity funds.
Christopher E. Kashmerick has substantial mutual fund operations and shareholder servicing experience through his position as Senior Vice President of U.S. Bank Global Fund Services, and he brings more than 20 years of mutual fund and investment management experience, which makes him a valuable resource to the Board as they contemplate various fund and shareholder servicing needs.
Each of the Trustees takes a conservative and thoughtful approach to addressing issues facing the Fund. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Resis, Ferrie, Kashmerick, and Ms. Kung should serve as a trustee.
Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Fund as of the calendar year ended December 31, 2019, which is prior to the inception date of the Fund.
As of December 31, 2019, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
Compensation
Set forth below is the estimated compensation received by the Independent Trustees from the Fund for the fiscal year ending September 30, 2021. The Independent Trustees receive an annual retainer of $43,000 per year and a fee of $1,000 for each meeting of the Board attended, including special meetings allocated among each of the various portfolios comprising the Trust. The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Name of Independent Trustee
John C. Chrystal	$2,500	None	None	$8,882
Albert J. DiUlio, S.J.	$2,500	None	None	$8,882
Harry E. Resis	$2,500	None	None	$8,882
Brian S. Ferrie	$2,500	None	None	$8,882
Wan-Chong Kung	$2,500	None	None	$8,882
Name of Interested Trustee
Christopher E. Kashmerick	$0	None	None	$0
(1)There are currently multiple portfolios comprising the Trust. The term “Fund Complex” applies only to the ZCM Funds. For the fiscal year ending September 30, 2021, aggregate Independent Trustees’ fees paid by the Trust are estimated in the amount of $283,750.
CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Trust, the Adviser, and the Sub-Adviser to invest in securities that may be purchased or held by the Fund.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser utilizes Broadridge to manage proxy voting and Egan-Jones Ratings Co. to analyze corporate proxy materials and to make independent voting recommendations to the Adviser. Clients may reserve the right to vote their own proxies or contractually direct the Adviser to vote their proxies in a certain manner.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 833-777-1533 and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.
Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.
THE FUND’S INVESTMENT ADVISER
Ziegler Capital Management, LLC, 70 West Madison Street, 24th Floor, Chicago, Illinois 60602-4109 acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a Delaware limited liability company and a registered investment adviser. 1251 Capital Group, Inc. is a control person of the Adviser. The name and principal occupation of the principal executive officers of the Adviser are listed below, each of whom is a control person of the Adviser, (the address of each is c/o Ziegler Capital Management, LLC, 70 West Madison Street, 24th Floor, Chicago, Illinois 60602):

Name and Office	Office
Scott A. Roberts, President and Chief Executive Officer	President and Chief Executive Officer of the Adviser
Paula M. Horn, Chief Investment Officer	Chief Investment Officer of the Adviser
John K. Brinckerhoff, Sr., Chief Marketing Officer	Sales of the Adviser
Renée M. Ansbro, Chief Financial Officer	Chief Financial Officer of the Adviser
Matthew Kowieski, Director of Operations	Director of Operations of the Adviser
Monika Singh, Chief Compliance Officer	Chief Compliance Officer of the Adviser
Greg Glidden, Chief Equity Strategist	Chief Equity Strategist of the Adviser
Devansh Patel, Managing Director	Managing Director of the Adviser
Wiley Angell, Chief Investment Officer - FAMCO Group	Chief Investment Officer - FAMCO Group
In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 0.78% of the Fund’s average daily net assets.
After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.
Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus. Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation may be subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, if the aggregate amount actually paid by the Fund toward the operating expenses in a fiscal year (taking into account the recoupment) does not exceed the current applicable limitation on the Fund’s expenses or, if lower, the limitation in effect at the time of the waiver and/or reimbursement. The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three year period. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.
The following table describes the advisory fees paid to USCA Asset Management LLC under the Predecessor Fund’s advisory agreement.

	Advisory Fees Accrued	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
Fiscal year ended September 30, 2020	$190,905	$143,138	$47,767
Fiscal year ended September 30, 2019	$181,065	$112,169	$68,896
Fiscal year ended September 30, 2018	$148,705	$166,598	$0
THE FUND’S INVESTMENT SUB-ADVISER
The Adviser has entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with USCA Asset Management LLC, located at 4444 Westheimer Road, Suite G500, Houston, TX 77027, and the Adviser compensates the Sub-Adviser out of the advisory fees it receives from the Fund. The Sub-Adviser is an SEC-registered investment advisory firm formed in 2008 and is a wholly-owned subsidiary of U.S. Capital Advisers, LLC, a Texas limited liability company.
The Sub-Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Adviser is responsible, subject to the oversight of the Adviser and the Board, for the purchase, retention and sale of securities in the Fund’s investment portfolio.
For sub advisory services provided to the Fund, the Sub-Advisory Agreement provides that the Sub-Adviser receives a fee from the Adviser at an annual rate of 0% up to $25 million of average daily net assets, plus 33% of 0.78% of average daily net assets over $25 million.
PORTFOLIO MANAGERS
Wiley Angell, Davis Rushing, and Kelly Rushing are the portfolio managers of the Fund and are principally responsible for the day-to-day management of the Fund’s portfolio. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of September 30, 2020.
Wiley Angell

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	3	$243.0 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	135	$2.139.8 million	0	$0

Davis Rushing

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	1	$24.1 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	577	$270.4 million	0	$0
Kelly Rushing

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	1	$24.1 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	577	$270.4 million	0	$0
Material Conflicts of Interest. The portfolio managers of the Adviser and Sub-Adviser are often responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to a portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser, Sub-Adviser or one of its respective affiliates in an account and certain trading practices used by the portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Adviser and Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser has adopted policies limiting the ability of a portfolio manager to cross securities (pursuant to these policies, if the Adviser is to act as agent for both the buyer and seller with respect to transactions in investments, the portfolio manager will first: (a) obtain approval from the Adviser’s Chief Compliance Officer and (b) inform the customer of the capacity in which the Adviser is acting; and no dual agency transaction can be undertaken for any ERISA customer unless an applicable prohibited transaction exemption applies) and policies designed to ensure the fair allocation of securities purchased on an aggregated basis (pursuant to these policies all allocations must be fair between clients and, to be reasonable in the interests of clients, will generally be made in proportion to the size of the original orders placed).
Compensation. The portfolio managers are compensated in various forms. The portfolio managers’ salary is determined on an annual basis and is a fixed amount throughout the year. It is not based on the performance of the Fund or on the value of the assets held in the Fund’s portfolio. Additionally, the portfolio managers receive a discretionary bonus that is based on the revenue of the products managed by the portfolio management team. There is no difference between the method used to determine the portfolio managers’ compensation with respect to the Fund and other accounts.
Dollar Range of Equity Securities in the Fund Beneficially Owned
by the Portfolio Managers as of September 30, 2020
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000,
$500,001- $1,000,000, Over $1,000,000)

Wiley Angell	None
Davis Rushing	$500,001 - $1,000,000
Kelly Rushing	Over $1,000,000

OTHER SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator and fund accountant to the Fund. Global Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Pursuant to the Administration Agreement, as compensation for its fund administration and portfolio compliance services, Global Fund Services receives from the Fund a fee based on the Fund’s current average daily net assets. Global Fund Services also is entitled to certain out-of-pocket expenses.
Pursuant to the Administration Agreement, Global Fund Services will receive a portion of fees from the Fund as part of a bundled-fee agreement for services performed as administrator and fund accountant and separately as the transfer agent and dividend disbursing agent (the “Transfer Agent”). Additionally, Global Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer’s services is charged to the Fund and approved by the Board annually.
Prior to the close of business on December 18, 2020, and pursuant to an administration agreement, Global Fund Services served as administrator for the Predecessor Fund.
Custodian
Pursuant to a custody agreement between the Trust and U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and Global Fund Services do not participate in decisions relating to the purchase and sale of securities by the Fund. Global Fund Services, and the Custodian are affiliated entities under the common control of U.S. Bancorp Fund Services, LLC. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Prior to the close of business on December 18, 2020, and pursuant to custody agreement, U.S. Bank National Association served as custodian for the Predecessor Fund.
Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.15% of applicable average net assets or $20 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Unless the Fund has adopted a shareholder servicing plan that authorizes a specific services fee, any sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

Distributor
The Trust has entered into a distribution agreement with Quasar Distributors, LLC, 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.
The distribution agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the distribution agreement or “interested persons” (as defined in the 1940 Act) of any such party. The distribution agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Independent Registered Public Accounting Firm
BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.
Legal Counsel
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel to the Trust.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities will be executed on U.S. Exchanges.
In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.
While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser , even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Fund, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.
Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares
You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the New York Stock Exchange (“NYSE”) is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.
The public offering price is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order (i.e., the purchase request includes the name of the Fund, the dollar amount of shares to be purchased, your account application or investment stub, and a check payable to the Fund).In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund. The Adviser has the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.
How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.
The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If you did not purchase your shares with a wire payment, before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by federal securities law. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the Transfer Agent.
DETERMINATION OF SHARE PRICE
The NAV of the Fund is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The NAV will not be calculated on days when the NYSE is closed for trading.
NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the Nasdaq Global Market® for which market quotations are readily available shall be valued using the Nasdaq ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the Nasdaq Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.
The Fund’s securities, including American depositary receipts, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.
Debt securities and bank loans are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund’s Adviser with oversight by the Trust’s Valuation Committee.
All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Dividends from net investment income are generally made annually. Also, the Fund typically distributes any net short-term capital gain and net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its short-term capital losses) realized by the Fund on an annual basis. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.
Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the amount and federal income tax status of all distributions.
Tax Information
The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund’s Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualification as a Regulated Investment Company. The Fund intends to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the total value of the Fund’s assets is represented by cash and cash items, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, including the equity securities of a “qualified publicly traded partnership” and (ii) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, or in the securities

(other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships” (the “Asset Test”).
As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends-paid deduction, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.
If, for any taxable year, the Fund were to fail to qualify as a RIC under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation at the corporate tax rate and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, the Fund may cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize, and would generally be subject to a corporate level tax with respect to, any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
The Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Distributions to Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforwards of the Fund. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.
Distributions of net investment income, including distributions of net short-term capital gains, may be taxable to shareholders as ordinary income. Distributions from the Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.
In general, to the extent that the Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income, which for non-corporate shareholders is subject to U.S. federal income tax rates of up to 20%. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121‑day period that begins on the date that is 60 days before the date on which the shares become “ex‑dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Fund and to the Fund’s investments in underlying dividend-paying stocks. Distributions received by the Fund from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. The Fund’s hedging investment strategy, including the use of options, may prevent the Fund’s income from being eligible for treatment as qualified dividend income in the hands of non-corporate shareholders.
Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporate shareholders of the Fund. The Fund’s hedging investment strategy, including the use of options, may prevent the Fund’s income from being eligible for the dividends received deduction for corporate shareholders.
To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Fund will be increased by such amount.
A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.
A dividend or other distribution by the Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income for non-corporate shareholders in computing such shareholder’s liability for the alternative minimum tax. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
Sales, Exchanges or Redemptions. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, any loss realized upon a sale or other disposition of shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. The Fund will also be required to report tax basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of the Fund in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Fund’s default method for calculating basis is first-in, first-out (“FIFO”) method. A shareholder may elect, on an account-by-account basis, to use a method other than FIFO by following procedures established by the Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Fund’s default method, the new election will generally apply as if the FIFO method had never been in effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain their averaged bases. Shareholders should consult their tax advisers concerning the tax consequences of applying the Fund’s default method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Tax Treatment of Complex Securities. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
The trading strategies of the Fund may involve non-equity options on stock indices which may constitute “straddle” transactions. In general, straddles are subject to certain rules that may affect the amount, character, and timing of the Fund’s gains and losses with respect to the straddle positions by requiring, among other things, that (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other positions in the straddle, (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than long-term capital gain), (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss, and (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses.
The Fund may have available a number of elections under the Code concerning the treatment of straddles for tax purposes. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 Contracts.
The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by the Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with his activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss.
To the extent the Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the Fund for writing such options will be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of closing the transaction will also be short-term capital gain or loss. If the holder of a put option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security.
Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.
Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Backup Withholding. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 24% in the case of non-exempt shareholders who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.
Non-U.S. Investors. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.
RULE 12b-1 DISTRIBUTION AND SERVICE PLAN
The Fund has adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes payments which are accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.
Amounts paid under the 12b-1 Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. Such fees are paid each year only to the extent of such costs and expenses of the Fund under the 12b-1 Plan actually incurred in that year. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the 12b-1 Plan and not subject to its limitations.
Under the 12b-1 Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the 12b-1 Plan and the purposes for which payments were made. The 12b-1Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the 12b-1 Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the 12b-1 Plan or any related agreement.
While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.
Any material amendment to the 12b-1 Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes. The 12b-1 Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.
MARKETING AND SUPPORT PAYMENTS
The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
FINANCIAL STATEMENTS
Incorporated by reference herein is the Predecessor Fund’s Annual Report to shareholders for the fiscal year ended September 30, 2020, which includes the “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights,” and “Notes to Financial Statements.” A copy of the Predecessor Fund’s Annual Report can be obtained at no charge on the Funds’ website, www.zieglercapfunds.com, or by calling 833-777-1533, or writing the Fund.
39

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust dated August 28, 2003 was previously filed with the Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
	(2)	Certificate of Amendment to Certificate of Trust dated June 1, 2005 was previously filed with the Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
	(3)	Certificate of Amendment to Certificate of Trust dated December 1, 2011 was previously filed with the Registration Statement on Form N-1A on January 30, 2013 and is incorporated herein by reference.
	(4)	Certificate of Amendment to Certificate of Trust dated January 31, 2013 was previously filed with the Registration Statement on Form N-1A on November 26, 2014 and is incorporated herein by reference.
	(5)	Certificate of Amendment to Certificate of Trust dated January 13, 2014 was previously filed with the Registration Statement on Form N-1A on September 29, 2015 and is incorporated herein by reference.
	(6)	Agreement and Declaration of Trust dated August 26, 2003 was previously filed with the Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
(7)
Agreement and Declaration of Trust as Amended and Restated dated August 14, 2020 was previously filed with the Registration Statement on Form N-1A on October 28, 2020 and is incorporated herein by reference.

(b)	Amended and Restated Bylaws dated August 14, 2020 as previously filed with the Registration Statement on Form N-1A on October 28, 2020 and is incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated Bylaws.
(d)
Investment Advisory Agreement with Ziegler Capital Management, LLC dated July 16, 2020 (Ziegler Senior Floating Rate Fund and Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

	(1)	Investment Advisory Agreement Amended Schedule A (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
	(2)	Investment Sub-Advisory Agreement with USCA Asset Management LLC - filed herewith.
(e)
Distribution Agreement with Ziegler Capital Management, LLC dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 29, 2014 and is incorporated herein by reference.

(1)
Second Amendment to Distribution Agreement and Amended Exhibit A dated February 4, 2016 (Ziegler Senior Floating Rate Fund) was previously filed with the Registration Statement on Form N-1A on March 28, 2016 and is incorporated herein by reference.

(2)
Third Amendment to Distribution Agreement and Amended Exhibit A dated July 16, 2020 (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

	(3)	Form of Novation Agreement to Distribution Agreement - filed herewith.
	(4)	Fourth Amendment to Distribution Agreement and Amended Exhibit A dated December 18, 2020 (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(f)	Bonus or Profit Sharing Contracts - not applicable.
(g)	Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(1)
Amendment to Custody Agreement and Amended Exhibit D dated February 23, 2016 (Ziegler Senior Floating Rate Fund) was previously filed with the Registration Statement on Form N-1A on March 28, 2016 and is incorporated herein by reference.

(2)
Amendment to Custody Agreement and Amended Exhibit D dated July 1, 2020 (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

	(3)	Amendment to Custody Agreement and Amended Exhibit D dated October 22, 2020 (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(h)	Other Material Contracts
	(1)	Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)
Amendment to Fund Administration Agreement and Amended Exhibit B dated February 23, 2016 (Ziegler Senior Floating Rate Fund) was previously filed with the Registration Statement on Form N‑1A on March 28, 2016 and is incorporated herein by reference.

(ii)
Addendum to Fund Administration Servicing Agreement between the Trust and each series dated June 20, 2018 was previously filed with the Trust’s Registration Statement on Form N-1A on July 31, 2018 and is incorporated herein by reference

(iii)
Amendment to Fund Administration Agreement and Amended Exhibit B dated July 1, 2020 (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

(iv) Amendment to Fund Administration Agreement and Amended Exhibit B dated October 22, 2020 (Ziegler FAMCO Hedged Equity Fund ) - filed herewith.
	(2)	Fund Accounting Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)
Amendment to Fund Accounting Servicing Agreement and Amended Exhibit A dated February 23, 2016 (Ziegler Senior Floating Rate Fund) was previously filed with the Registration Statement on Form N-1A on March 28, 2016 and is incorporated herein by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement and Amended Exhibit A dated July 1, 2020 (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

(iii) Amendment to Fund Accounting Servicing Agreement and Amended Exhibit A dated October 22, 2020 (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
	(3)	Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)
Amendment to Transfer Agent Servicing Agreement and Amended Exhibit B dated February 23, 2016 (Ziegler Senior Floating Rate Fund)) was previously filed with the Registration Statement on Form N-1A on March 28, 2016 and is incorporated herein by reference.

(ii)
Amendment to Transfer Agent Servicing Agreement and Amended Exhibit B dated July 1, 2020 (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

(iii) Amendment to Transfer Agent Servicing Agreement and Amended Exhibit B dated October 22, 2020 (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
	(4)	Shareholder Servicing Plan was previously filed with the Registration Statement on Form N-1A on January 30, 2013.
(5)
Operating Expenses Limitation Agreement dated March 27, 2020 (Ziegler Senior Floating Rate Fund) and Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.

(i) Amended Schedule A to Operating Expenses Limitation Agreement (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(6)
Power of Attorney for John Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Brian S. Ferrie, Wan-Chong Kung, and Christopher E. Kashmerick dated July 27, 2020 was previously filed with the Registration Statement on Form N‑1A on July 29, 2020 and is incorporated herein by reference.

(i)	(1)	Legal Opinion (Ziegler Senior Floating Rate Fund) - was previously filed with the Registration Statement on Form N-1A on March 28, 2016 and is incorporated herein by reference.
	(2)	Legal Opinion (Ziegler Piermont Small Cap Value Fund) - was previously filed with the Registration Statement on Form N-1A on July 20, 2020 and is incorporated herein by reference.
	(3)	Legal Opinion (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)	Omitted Financial Statements - not applicable.
(l)	Form of Subscription Agreement was previously filed with the Trust’s Registration Statement on August 29, 2003 and is incorporated herein by reference.
(m)	Rule 12b-1 Plan dated August 17, 2015 - filed herewith.
	(1)	Rule 12b-1 Plan Revised Schedule A (Ziegler Senior Floating Rate Fund) was previously filed with the Registration Statement on Form N‑1A on March 28, 2016 and is incorporated herein by reference.
	(2)	Rule 12b-1 Plan Amend Schedule A (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.
	(3)	Rule 12b-1 Plan Amend Schedule A (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(n)	Rule 18f-3 Plan was previously filed with the Registration Statement on Form N-1A on January 27, 2016 and is hereby incorporated by reference.
	(1)	Rule 18f-3 Amended Schedule A (Ziegler Piermont Small Cap Value Fund) was previously filed with the Registration Statement on Form N-1A on July 30, 2020 and is incorporated herein by reference.
	(2)	Rule 18f-3 Amended Schedule A (Ziegler FAMCO Hedged Equity Fund) - filed herewith.
(o)	Reserved.
(p)	(1)
Code of Ethics for the Registrant dated February 2014, as amended February 2017, was previously filed with the Trust’s Registration Statement on Form N-1A on March 20, 2017 and is incorporated herein by reference.

(2)
Code of Ethics for Ziegler Capital Management, LLC dated November 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on November 26, 2014 and is incorporated herein by reference.

	(3)	Code of Ethics for USCA Asset Management LLC - filed herewith.
	(4)	Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable under Rule 17j-1(c)(3).

Item 29.	Persons Controlled by or under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification
Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.
Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Item 31.	Business and Other Connections of Investment Adviser
With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-118813), dated July 2, 2020.
With respect to the Sub-Adviser, USCA Asset Management LLC, the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-64873), dated September 16, 2020.
The Adviser and Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters
(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Capital Equity Income Fund, Series of Advisors Series Trust
11.Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital International Fund, Series of Advisors Series Trust
14.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper MBS Total Return Fund, Series of Advisors Series Trust

34.Semper Short Duration Fund, Series of Advisors Series Trust
35.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.The Aegis Funds
38.Allied Asset Advisors Funds
39.Alpha Architect ETF Trust
40.Angel Oak Funds Trust
41.Barrett Opportunity Fund, Inc.
42.Bridges Investment Fund, Inc.
43.Brookfield Investment Funds
44.Buffalo Funds
45.Cushingâ Mutual Funds Trust
46.DoubleLine Funds Trust
47.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.The Acquirers Fund, Series of ETF Series Solutions
53.AI Powered International Equity ETF, Series of ETF Series Solutions
54.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
55.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
56.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
57.Aptus Defined Risk ETF, Series of ETF Series Solutions
58.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
60.Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
61.ClearShares OCIO ETF, Series of ETF Series Solutions
62.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
63.Deep Value ETF, Series of ETF Series Solutions
64.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
65.Hoya Capital Housing ETF, Series of ETF Series Solutions
66.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
67.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
68.LHA Market State US Tactical ETF, Series of ETF Series Solutions
69.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
70.Loncar China BioPharma ETF, Series of ETF Series Solutions
71.Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
72.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
73.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
74.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
75.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
76.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
77.Opus Small Cap Value ETF, Series of ETF Series Solutions
78.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
79.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
80.US Global JETS ETF, Series of ETF Series Solutions
81.US Vegan Climate ETF, Series of ETF Series Solutions
82.Volshares Large Cap ETF, Series of ETF Series Solutions
83.First American Funds, Inc.
84.FundX Investment Trust
85.The Glenmede Fund, Inc.
86.The Glenmede Portfolios
87.The GoodHaven Funds Trust
88.Greenspring Fund, Incorporated

89.Harding, Loevner Funds, Inc.
90.Hennessy Funds Trust
91.Horizon Funds
92.Hotchkis & Wiley Funds
93.Intrepid Capital Management Funds Trust
94.Jacob Funds Inc.
95.The Jensen Quality Growth Fund Inc.
96.Kirr, Marbach Partners Funds, Inc.
97.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
98.Core Alternative ETF, Series of Listed Funds Trust
99.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
100.LKCM Funds
101.LoCorr Investment Trust
102.Lord Asset Management Trust
103.MainGate Trust
104.Manager Directed Portfolios
105.ATAC Rotation Fund, Series of Managed Portfolio Series
106.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
107.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
108.Great Lakes Bond Fund, Series of Managed Portfolio Series
109.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
110.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
111.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
112.Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series
113.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
116.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
117.LK Balanced Fund, Series of Managed Portfolio Series
118.Muhlenkamp Fund, Series of Managed Portfolio Series
119.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
120.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
121.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
122.Port Street Quality Growth Fund, Series of Managed Portfolio Series
123.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
124.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
125.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
126.Securian AM Managed Volatility Equity Fund, Series of Managed Portfolio Series
127.Securian AM Real Asset Income Fund, Series of Managed Portfolio Series
128.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
129.Tortoise Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
130.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
131.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
132.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
133.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
134.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
135.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
136.Matrix Advisors Funds Trust
137.Matrix Advisors Value Fund, Inc.
138.Monetta Trust
139.Nicholas Equity Income Fund, Inc.
140.Nicholas Fund, Inc.
141.Nicholas II, Inc.
142.Nicholas Limited Edition, Inc.
143.Permanent Portfolio Family of Funds
144.Perritt Funds, Inc.

145.Procure ETF Trust II
146.Professionally Managed Portfolios
147.Prospector Funds, Inc.
148.Provident Mutual Funds, Inc.
149.RBC Funds Trust
150.Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc
151.Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
152.Adara Smaller Companies Fund, Series of RBB Fund, Inc.
153.Aquarius International Fund, Series of RBB Fund, Inc.
154.Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
155.Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
156.Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
157.Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
158.Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
159.Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
160.Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
161.Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
162.Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
163.Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
164.Campbell Advantage Fund, Series of RBB Fund, Inc.
165.Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
166.Free Market Fixed Income Fund, Series of RBB Fund, Inc.
167.Free Market International Equity Fund, Series of RBB Fund, Inc.
168.Free Market US Equity Fund, Series of RBB Fund, Inc.
169.Matson Money Fixed Income VI Portfolio, Series of RBB Fund, Inc.
170.Matson Money International Equity VI Portfolio, Series of RBB Fund, Inc.
171.Matson Money US Equity VI Portfolio, Series of RBB Fund, Inc.
172.MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
173.Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
174.Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
175.SGI Conservative Fund, Series of RBB Fund, Inc.
176.SGI Global Equity Fund, Series of RBB Fund, Inc.
177.SGI Peak Growth Fund, Series of RBB Fund, Inc.
178.SGI Prudent Growth Fund, Series of RBB Fund, Inc.
179.SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
180.SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
181.SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
182.WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
183.Series Portfolios Trust
184.Thompson IM Funds, Inc.
185.TIGERSHARES Trust
186.TrimTabs ETF Trust
187.Trust for Advised Portfolios
188.Barrett Growth Fund, Series of Trust for Professional Managers
189.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
190.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
191.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
192.Convergence Market Neutral Fund, Series of Trust for Professional Managers
193.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
194.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
195.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
196.Jensen Quality Value Fund, Series of Trust for Professional Managers
197.Marketfield Fund, Series of Trust for Professional Managers
198.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
199.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers

200.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional         Managers
201.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
202.Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
203.Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
204.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
205.USCA Fund Trust
206.USQ Core Real Estate Fund
207.Wall Street EMN Funds Trust
208.Wisconsin Capital Funds, Inc.

(b)    The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202. To the best of Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c)    Not applicable.

Item 33.	Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Ziegler Capital Management, LLC 70 West Madison Street, Suite 2400 Chicago, IL 60602
Registrant’s Investment Sub-Adviser	Pretium Credit Management, LLC c/o Pretium Partners, LLC 810 Seventh Avenue, 24th Floor New York, New York 10019
Registrant’s Investment Sub-Adviser	USCA Asset Management LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202

Item 34.	Management Services
Not applicable.

Item 35.	Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post‑Effective Amendment No. 197 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 197 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of December, 2020.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 197 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

John C. Chrystal*	Trustee	December 21, 2020
John C. Chrystal

Albert J. DiUlio, S.J.*	Trustee	December 21, 2020
Albert J. DiUlio, S.J.

Harry E. Resis*	Trustee	December 21, 2020
Harry E. Resis

Brian S. Ferrie*	Trustee	December 21, 2020
Brian S. Ferrie

Wan-Chong Kung*	Trustee	December 21, 2020
Wan-Chong Kung

/s/ Christopher E. Kashmerick	Trustee, President, and Principal Executive Officer	December 21, 2020
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer (Principal Accounting Officer)	December 21, 2020
Russell B. Simon

*By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement Amended Schedule A (Ziegler FAMCO Hedged Equity Fund)	(d) (1)
Investment Sub-Advisory Agreement with USCA Asset Management LLC	(d) (2)
Form of Novation Agreement to Distribution Agreement	(e) (3)
Fourth Amendment to Distribution Agreement and Amended Exhibit A (Ziegler FAMCO Hedged Equity Fund)	(e) (4)
Amendment to Custody Agreement and Amended Exhibit D (Ziegler FAMCO Hedged Equity Fund)	(g) (3)
Amendment to Fund Administration Agreement and Amended Exhibit B (Ziegler FAMCO Hedged Equity Fund)	(h) (1) (iv)
Amendment to Fund Accounting Servicing Agreement and Amended Exhibit A (Ziegler FAMCO Hedged Equity Fund)	(h) (2) (iii)
Amendment to Transfer Agent Servicing Agreement and Amended Exhibit B (Ziegler FAMCO Hedged Equity Fund)	(h) (3) (iii)
Amended Schedule A to Operating Expenses Limitation Agreement (Ziegler FAMCO Hedged Equity Fund)	(h) (5) (i)
Legal Opinion (Ziegler FAMCO Hedged)	(i) (3)
Consent of Independent Registered Public Accounting Firm	(j)
Rule 12b-1 Plan	(m)
Rule 12b-1 Plan Amend Schedule A (Ziegler FAMCO Hedged Equity Fund)	(m) (3)
Rule 18f-3 Amended Schedule A (Ziegler FAMCO Hedged Equity Fund)	(n) (2)
Code of Ethics for USCA Asset Management LLC	(p) (3)